EXEMPT PARTIES-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTIES-IN-INTEREST TRANSACTIONS	EXEMPT PARTIES-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of pooled separate accounts, a separately managed stable value investment option, a guaranteed investment contract, and a collective trust managed by Empower. Empower is the Plan Trustee, as defined by the Plan, and these transactions qualify as exempt party-in-interest transactions. The Company also pays certain fees to Empower on behalf of the Plan for trust and recordkeeping services.
At December 31, 2025, and 2024, the Plan held 655,419 and 741,864 shares, respectively, of common stock of the Company, the sponsoring employer, with a cost basis of $54,447,479 and $58,096,291, respectively. During the year ended December 31, 2025, the Plan received $1,594,070 in dividend income from these shares.
The Plan Sponsor has the right to vote the shares of the Company’s common stock held by the Plan.